Loans payable - Components (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans payable
Loan payable, beginning of period		$ 29,844	$ 13,624	$ 5,555
Contributions			16,786	11,661
Payments			(399)	0
TPC debt forgiveness			0	(3,873)
Foreign exchange (gain) loss			(167)	281
Loan payable, end of period	$ 13,624		29,844	13,624
Discount
Discount, beginning of period		(17,391)	(11,948)	0
Additional contribution discount			(7,167)	(11,199)
Government interest expense			1,728	232
Foreign exchange (gain) loss			(4)	(233)
Discount, end of period	(11,948)		(17,391)	(11,948)
Total loans payable	1,676		12,453	1,676
Short-term portion	355		220	355
Long-term portion	1,321		12,233	1,321
TPC Loan [Member]
Loans payable
TPC debt forgiveness				(3,900)
Discount
Additional contribution discount			0	(748)
DWave System [Member]
Loans payable
Loan payable, beginning of period		29,844	13,624
Contributions			16,786
Payments		(398)
Foreign exchange (gain) loss		606	(399)
Final fee on Venture Loan		583
Foreign exchange (gain) loss		(452)	(167)
Loan payable, end of period	13,624	50,183	29,844	13,624
Discount
Discount, beginning of period		(17,391)		(11,948)
Additional contribution discount	(7,167)	(130)
Government interest expense		1,349	1,728
Foreign exchange (gain) loss		245	(4)
Discount, end of period		(15,927)	(17,391)
Total loans payable		34,256	12,453
Short-term portion	355	21,353	220	355
Long-term portion	$ 1,321	12,903	$ 12,233	$ 1,321
DWave System [Member] | TPC Loan [Member]
Loans payable
Payments		$ 20,000